TRADE AND LOAN RECEIVABLES, TRADE PAYABLES and PAYABLES TO MERCHANTS	12 Months Ended
Dec. 31, 2024
TRADE AND LOAN RECEIVABLES, TRADE PAYABLES and PAYABLES TO MERCHANTS
TRADE AND LOAN RECEIVABLES, TRADE PAYABLES and PAYABLES TO MERCHANTS

NOTE 6 – TRADE AND LOAN RECEIVABLES, TRADE PAYABLES and PAYABLES TO MERCHANTS

The receivables of the Group mostly consist of receivables from individual customers, retail suppliers and corporate customers.

	2024	2023

Trade receivables	892,522	471,693
Credit card receivables (*)	1,249,558	1,390,545
Buy now pay later (“BNPL”) receivables (**)	2,029,366	1,356,489
Receivables from suppliers (***)	346,814	297,453
Short term loan receivables	903,409	—
Long term loan receivables	87,595	1,154
Less: Provision for loan of receivables	(149,536)	—
Less: Provision for impairment of receivables	(226,498)	(89,674)

	5,133,230	3,427,660

(*)Credit card receivables are due from banks and they are collectable in 38 days on average (2023: in 38 days on average) whereas they are collected in 19 days on average (2023: are collected in 17 days) if the Company elects to pay a commission to the banks.

(**)The Group’s average maturity of its outstanding BNPL receivables is 85 days (2023: 88 days). The Group recognized provision for impairment of BNPL receivables amounting to TRY166,358 thousand as of 31 December 2024 (2023: TRY45,921 thousand).

(***)The Group issues rebate invoices to its suppliers and if the Group’s rebate receivables from a supplier exceeds the payables owed to that specific supplier at the reporting date, the net receivable from that specific supplier is classified in trade receivables.

As of 31 December 2024, the Group’s exposure to credit risk arising from trade receivables and loan receivables are disclosed in Note 22.

The movements in provision for impairment of trade receivables for the years ended 31 December 2024 and 2023 are as follows:

	2024	2023

1 January	89,674	60,945
Additions during the year	258,535	70,812
Collections	(11,029)	(3,448)
Unused amount reversed	(60,901)	—
Monetary gain	(49,781)	(38,635)

31 December	226,498	89,674

The movements in provision for impairment of loan receivables for the years ended 31 December 2024 and 2023 are as follows:

	2024	2023

1 January	—	—
Additions during the year	160,138	—
Collections	(621)	—
Monetary gain	(9,981)	—

31 December	149,536	—

NOTE 6 – TRADE AND LOAN RECEIVABLES, TRADE PAYABLES and PAYABLES TO MERCHANTS (Continued)

Trade payables and payables to merchants

	2024	2023

Payables to retail suppliers and service providers	8,665,595	9,278,652
Payables to merchants (*)	6,308,156	5,972,077

	14,973,751	15,250,729

(*)Payables to merchants relate to amounts received by the Group for the products delivered by merchants to the customers, net of commissions, service charges and delivery costs.

As of 31 December 2024, supplier and merchant financing payables, included in payables to retail suppliers and service providers, amounts to TRY286,003 thousand (2023: TRY258,491 thousand).

The Group’s average maturity of its outstanding payables is 57 days for retail suppliers and 21 days for merchandise suppliers (2023: 55 days for retail suppliers and 21 days for merchandise suppliers).